SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Jun. 29, 2016
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest and income taxes is as follows (in thousands):

	2016	2015	2014
Income taxes, net of refunds	$45,743	$50,437	$48,379
Interest, net of amounts capitalized	28,989	26,190	25,476

Non-cash investing and financing activities are as follows (in thousands):

	2016	2015	2014
Retirement of fully depreciated assets	$24,806	$40,775	$64,420
Dividends declared but not paid	18,442	18,132	17,250
Accrued capital expenditures	7,094	4,109	15,703